Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Warrants
Warrants

NOTE 9 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in three-months	Aggregate intrinsic value
Outstanding January 1, 2017	88,365,036	$0.30	3.50	$543,770
Exercisable January 1, 2017	88,365,036	$0.30	3.50	$543,770
Canceled	-
Granted	40,259,133
Exercised	(798,000)
Forfeited	(392,047)
Outstanding December 31, 2017	127,434,122	$0.24	3.15	$3,957,689
Exercisable December 31, 2017	127,434,122	$0.24	3.15	$3,957,689
Canceled	-
Granted	-
Exercised	-
Forfeited	-
Outstanding March 31, 2018	127,434,122	$0.24	2.90	$13,733,627
Exercisable March 31, 2018	127,434,122	$0.24	2.90	$13,733,627

The Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk-free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant timeframe. The expected warrant term is the life of the warrant.

The Company did not recognize any stock-based compensation expense related to warrants during the three-months ended March 31, 2018 and 2017, respectively.

Warrant exercise

During the year ended December 31, 2017, the Company issued 233,217 shares of common stock in connection with the cashless exercise of a warrant for 298,000 shares of common stock at $0.10 per share with 64,783 shares of common stock withheld with an aggregate fair market value equal to the aggregate exercise price.

During the year ended December 31, 2017, the Company issued 500,000 shares of common stock in connection with the exercise of a warrant for 500,000 shares of common stock at $0.08 per share in exchange for $40,000.

Warrant expiration

During the year ended December 31, 2017, warrants to purchase an aggregate of 392,047 shares of restricted common stock expired.

NOTE 9 – WARRANTS

The following is a summary of the Company’s warrant activity:

	Warrants	Weighted average exercise price	Weighted average remaining contractual term in years	Aggregate intrinsic value
Outstanding January 1, 2016	47,003,962	$0.46	3.49	$2,579,541
Exercisable January 1, 2016	47,003,962	$0.46	3.49	$2,579,541
Canceled	-
Granted	42,037,500
Exercised	-
Forfeited	(676,426)
Outstanding December 31, 2016	88,365,036	$0.30	3.50	$543,770
Exercisable December 31, 2016	88,365,036	$0.30	3.50	$543,770
Canceled	-
Granted	40,259,133
Exercised	(798,000)
Forfeited	(392,047)
Outstanding December 31, 2017	127,434,122	$0.24	3.15	$3,957,689
Exercisable December 31, 2017	127,434,122	$0.24	3.15	$3,957,689

The Company estimates the fair value of warrants granted on each grant date using the Black-Scholes option valuation model. The expected volatility was calculated based on the historical volatilities of publicly traded peer companies, determined by the Company. The risk-free interest rate used was based on the U.S. Treasury constant maturity rate in effect at the time of grant for the expected term of the warrants to be valued. The expected dividend yield was zero, as the Company does not anticipate paying a dividend within the relevant timeframe. The expected warrant term is the life of the warrant.

The Company did not recognize any stock based compensation expense related to warrants during the years ended December 31, 2017 and 2016, respectively.

Warrant exercise

During the year ended December 31, 2017, the Company issued 233,217 shares of common stock in connection with the cashless exercise of a warrant for 298,000 shares of common stock at $0.10 per share with 64,783 shares of common stock withheld with an aggregate fair market value equal to the aggregate exercise price.

During the year ended December 31, 2017, the Company issued 500,000 shares of common stock in connection with the exercise of a warrant for 500,000 shares of common stock at $0.08 per share in exchange for $40,000.

Warrant expiration

During the years ended December 31, 2017 and 2016, warrants to purchase an aggregate of 392,047 and 676,426, respectively, shares of restricted common stock expired.